Allowance for Loan Losses - Impaired Financing Receivables Excluding PCI Loans - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 1,864	$ 1,862
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,939	2,158
Impaired financing receivables, with an allowance recorded, Recorded Investment	993	1,598
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	996	1,602
Impaired financing receivables, with an allowance recorded, Related Allowance	141	125
Impaired financing receivables, Recorded Investment, Total	2,857	3,460
Impaired financing receivables, Unpaid Principal Balance, Total	2,935	3,760
Impaired financing receivables, Related Allowance, Total	141	125
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	367
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	367
Impaired financing receivables, with an allowance recorded, Recorded Investment		438
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		438
Impaired financing receivables, with an allowance recorded, Related Allowance		4
Impaired financing receivables, Recorded Investment, Total	367	438
Impaired financing receivables, Unpaid Principal Balance, Total	367	438
Impaired financing receivables, Related Allowance, Total		4
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	193	693
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	193	913
Impaired financing receivables, with an allowance recorded, Recorded Investment	291	317
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	291	317
Impaired financing receivables, with an allowance recorded, Related Allowance	12	6
Impaired financing receivables, Recorded Investment, Total	484	1,010
Impaired financing receivables, Unpaid Principal Balance, Total	484	1,230
Impaired financing receivables, Related Allowance, Total	12	6
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	31	44
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	34	48
Impaired financing receivables, Recorded Investment, Total	31	44
Impaired financing receivables, Unpaid Principal Balance, Total	34	48
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,017	977
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,089	1,049
Impaired financing receivables, with an allowance recorded, Recorded Investment	262	383
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	265	387
Impaired financing receivables, with an allowance recorded, Related Allowance	122	109
Impaired financing receivables, Recorded Investment, Total	1,279	1,360
Impaired financing receivables, Unpaid Principal Balance, Total	1,354	1,436
Impaired financing receivables, Related Allowance, Total	122	109
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	256	148
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	256	148
Impaired financing receivables, with an allowance recorded, Recorded Investment	440	460
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	440	460
Impaired financing receivables, with an allowance recorded, Related Allowance	7	6
Impaired financing receivables, Recorded Investment, Total	696	608
Impaired financing receivables, Unpaid Principal Balance, Total	696	608
Impaired financing receivables, Related Allowance, Total	$ 7	$ 6